UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

Palmer Squre Opportunistic Income Fund
(Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Anne J. Pleviak
Senior Regulatory Counsel
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, KS 66205
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 870-3088

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Item 1. Schedule of Investments.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS – 95.7%
	ASSET-BACKED SECURITIES – 95.7%
$500,000	Apidos CLO XI (Cayman Islands) 4.520%, 1/17/2023[1,2,3]	$500,712
900,000	Apidos CLO XIX (Cayman Islands) 5.724%, 10/17/2026[1,2,3]	852,161
500,000	Atrium IX (Cayman Islands) 5.262%, 2/28/2024[1,2,3]	468,558
	Atrium XI (Cayman Islands)
1,000,000	5.377%, 10/23/2025[1,2,3]	929,308
750,000	6.327%, 10/23/2025[1,2,3]	667,362
1,500,000	Babson CLO Ltd. 2013-I (Cayman Islands) 5.525%, 4/20/2025[1,2,3]	1,290,746
	Babson CLO Ltd. 2014-II (Cayman Islands)
1,500,000	3.874%, 10/17/2026[1,2,3]	1,470,399
1,000,000	5.274%, 10/17/2026[1,2,3]	919,960
	Babson CLO Ltd. 2014-III (Cayman Islands)
250,000	5.375%, 1/15/2026[1,2,3]	231,194
500,000	6.275%, 1/15/2026[1,2,3]	440,858
	Benefit Street Partners CLO V Ltd. (Cayman Islands)
1,000,000	3.825%, 10/20/2026[1,2,3]	969,256
1,000,000	5.425%, 10/20/2026[1,2,3]	917,085
1,000,000	Birchwood Park CLO Ltd. (Cayman Islands) 5.375%, 7/15/2026[1,2,3]	926,337
1,200,000	BlueMountain CLO 2013-1 Ltd. (Cayman Islands) 4.857%, 5/15/2025[1,2,3]	1,092,206
500,000	Carlyle Global Market Strategies CLO 2012-1 LLC (Cayman Islands) 4.021%, 4/20/2022[1,2,3]	500,079
	Carlyle Global Market Strategies CLO 2014-3 Ltd. (Cayman Islands)
1,000,000	5.377%, 7/27/2026[1,2,3]	928,456
750,000	6.327%, 7/27/2026[1,2,3]	668,759
1,000,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 4.775%, 4/20/2026[1,2,3]	874,358
2,000,000	Catamaran CLO 2014-2 Ltd. (Cayman Islands) 3.775%, 10/18/2026[1,2,3]	1,930,342
1,000,000	Catamaran CLO Ltd. (Cayman Islands) 5.425%, 4/22/2027[1,2,3]	895,100
500,000	Cent CLO 21 Ltd. (Cayman Islands) 5.277%, 7/27/2026[1,2,3]	460,184
	Cent CLO 22 Ltd. (Cayman Islands)
1,000,000	5.533%, 11/7/2026[1,2,3]	937,490
750,000	6.633%, 11/7/2026[1,2,3]	674,536
1,000,000	Dryden 37 Senior Loan Fund (Cayman Islands) 6.716%, 4/15/2027[1,2,3]	909,808
2,000,000	Dryden XXII Senior Loan Fund (Cayman Islands) 0.000%, 1/15/2022[1,2]	1,664,157

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden XXIV Senior Loan Fund (Cayman Islands)
$1,000,000	6.229%, 11/15/2023[1,2,3]	$1,000,000
1,500,000	8.179%, 11/15/2023[1,2,3]	1,500,000
1,000,000	Flatiron CLO 2014-1 Ltd. (Cayman Islands) 5.274%, 7/17/2026[1,2,3]	913,200
1,000,000	Greywolf CLO II Ltd. (Cayman Islands) 5.303%, 4/15/2025[1,2,3]	829,946
2,250,000	Greywolf CLO III Ltd. (Cayman Islands) 5.375%, 4/22/2026[1,2,3]	2,092,881
	Greywolf CLO IV Ltd. (Cayman Islands)
750,000	5.839%, 1/17/2027[1,2,3]	706,140
750,000	6.889%, 1/17/2027[1,2,3]	674,234
750,000	Madison Park Funding X Ltd. (Cayman Islands) 5.525%, 1/20/2025[1,2,3]	731,685
1,500,000	Marathon CLO IV Ltd. (Cayman Islands) 6.011%, 5/20/2023[1,2,3]	1,494,491
500,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.776%, 4/12/2024[1,2,3]	431,229
	Mountain View CLO 2014-1 Ltd. (Cayman Islands)
1,000,000	0.000%, 10/15/2026[1]	739,278
2,000,000	5.605%, 10/15/2026[1,3]	1,806,392
1,000,000	6.075%, 10/15/2026[1,3]	838,083
2,000,000	OZLM VIII Ltd. (Cayman Islands) 5.224%, 10/17/2026[1,2,3]	1,817,595
1,500,000	Race Point VII CLO Ltd. (Cayman Islands) 0.000%, 11/8/2024[1,2]	974,158
500,000	TICP CLO I Ltd. (Cayman Islands) 4.777%, 4/26/2026[1,2,3]	440,752
1,000,000	TICP CLO II Ltd. (Cayman Islands) 5.025%, 7/20/2026[1,2,3]	898,705
1,500,000	Voya CLO Ltd. (Cayman Islands) 6.215%, 10/15/2022[1,3]	1,499,261

	TOTAL BONDS (Cost $41,424,248)	41,507,441

	TOTAL INVESTMENTS – 95.7% (Cost $41,424,248)	41,507,441
	Other Assets in Excess of Liabilities – 4.3%	1,865,454

	TOTAL NET ASSETS – 100.0%	$43,372,895

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	Callable.
[3]	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)
SWAP CONTRACTS
INTEREST RATE SWAP CONTRACTS

Counterparty/ Floating Rate Index	Pay/Recieve Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Recieved)	Unrealized Appreciation/(Depreciation)
Citadel Securities Swap Dealer LLC
ICE LIBOR USD 3 Month	Pay	0.85646	5/5/17	$10,000,000	$-	$(5,250)
TOTAL INTEREST RATE SWAP CONTRACTS					$-	$(5,250)

TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount (a)	Pay/Recieve Total Return Refernce Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/(Depreciation)
Citibank
Loan Funding I, Ltd. - OTC(b)	$4,762,011	Receive	1-Month LIBOR + 1.40%	1/22/16	$-	$58,225
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$58,225

(a)	The notional amount of a total return swap contract is the reference amount to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of bank loans.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2015 (Unaudited)

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Swap Agreements
The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

The Fund may enter into interest rate swap contracts in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap contract that would offset, in whole or in part, such diminution in value.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At April 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$41,424,248

Gross unrealized appreciation	$397,969
Gross unrealized depreciation	(314,776)

Net unrealized appreciation on investments	$83,193

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3*	Total
Assets
Investments
Bonds**	$-	$41,507,441	$-	$41,507,441
Other Financial Instruments***
Total Return Swap Contracts	-	58,225	$-	58,225
Total Assets	$-	$41,565,666	$-	$41,565,666
Liabilities
Other Financial Instruments***
Interest Rate Swap Contracts	$-	$5,250	$-	$5,250
Total Liabilities	$-	$5,250	$-	$5,250

*	The Fund did not hold any Level 1 or Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Palmer Squre Opportunistic Income Fund

By:	/s/ Gary Henson
Title:	Gary Henson, President

Date:	06/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Henson
(Signature and Title)	Gary Henson, President

Date:	06/29/15

By:	/s/ David Henriksen
(Signature and Title)	David Henriksen, Treasurer

Date:	06/29/15